Changes in Liabilities Arising from Financial Activities (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Bank Loans Financial Liability Roll Forward
The change in bank loans balances is detailed as
follows:

BANK LOANS FINANCIAL LIABILITY ROLL FORWARD
(€‘000)	For the year ended
	2022	2021
Opening balance at January 1,	—	37
Payments	—	(37)

Closing balance at December 31,	—	—

Summary of Finance Leases Financial Liability Roll Forward
The change in lease liability balances is detailed as follows:

LEASES FINANCIAL LIABILITY ROLL FORWARD
(€‘000)	For the year ended
	2022	2021
Opening balance at January 1,	2 632	3 602
New leases	170	129
Payments	(896)	(1 099)
Remeasurement	(1 651)	—

Closing balance at December 31,	255	2 632

Summary of Recoverable Cash Advance Liability Roll Forward
The change in recoverable cash advance liability balances is detailed
as
follows
:

RECOVERABLE CASH ADVANCE LIABILITY ROLL FORWARD
(€‘000)	For the year ended
	2022	2021
Opening balance at January 1,	6 213	4 590
Repayments	(230)	(280)
Proceeds - Liability component	485	1 575
Remeasurement	(1 447)	328
Closing balance at December 31,	5 021	6 213